Summary of significant accounting policies - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Deposits with signature bank
Disclosure Of Significant Accounting Policies [Line Items]
Cash deposits	$ 1,100
China
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	72,853	$ 47,300
Overseas
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	101,551	96,154
RMB | China
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	11,109	10,098
RMB | Overseas
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	8	7
US dollar | China
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	61,742	37,170
US dollar | Overseas
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	26,334	46,522
Other Currency | China
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	2	32
Other Currency | Overseas
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, at carrying value	$ 2,356	$ 2,325